Summary of Activity under Stock-Based Compensation Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares Available for Grant
Beginning Balance	7,769,039	10,114,332	7,542,277
Authorized			4,000,000
Granted	(2,276,747)	(2,447,033)	(1,447,980)
Cancelled or Expired	441,902	101,740	20,035
Exercised
Ending Balance	5,934,194	7,769,039	10,114,332	7,542,277
Stock Options Number Outstanding
Beginning Balance	4,048,972	2,266,821	1,810,188
Granted	2,115,725	2,208,110	820,716
Cancelled or Expired	(698,970)	(425,959)	(343,082)
Exercised	(188)		(21,001)
Ending Balance	5,465,539	4,048,972	2,266,821	1,810,188
Vested or expected to vest at December 31, 2013	4,942,622
Exercisable at December 31, 2013	3,058,510
Stock Options Average Exercise Price per share
Beginning Balance	$ 1.94	$ 2.86	$ 3.56
Granted	$ 0.76	$ 1.17	$ 2.53
Cancelled or Expired	$ 1.87	$ 2.85	$ 7.27
Exercised	$ 0.72		$ 2.36
Ending Balance	$ 1.49	$ 1.94	$ 2.86	$ 3.56
Vested or expected to vest at December 31, 2013	$ 1.56
Exercisable at December 31, 2013	$ 1.98
Stock Options Aggregate Intrinsic Value
Beginning Balance	$ 825,309	$ 49,298	$ 128,300
Ending Balance	49,016	825,309	49,298	128,300
Vested or expected to vest at December 31, 2013	35,990
Exercisable at December 31, 2013
Remaining Contractual Life (in years)
Beginning Balance	6 years 11 months 5 days	7 years 5 months 5 days	5 years 10 months 24 days	4 years 7 months 28 days
Ending Balance	6 years 11 months 5 days	7 years 5 months 5 days	5 years 10 months 24 days	4 years 7 months 28 days
Vested or expected to vest at December 31, 2013	6 years 8 months 19 days
Exercisable at December 31, 2013	5 years 5 months 16 days
Stock Awards Number Granted
Granted	161,022	238,923	627,264
Stock Awards Fair Value
Granted	$ 135,600	$ 419,824	$ 1,627,969